Derivative Instruments - Additional Information (Detail) - USD ($)	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Derivative [Line Items]
Notional amount of interest rate swap contracts	$ 100,000,000	$ 100,400,000
Derivative weighted average fixed interest rate	2.10%
Weighted average remaining life of contracts	2 years 4 months 24 days
Interest rate swap contracts included in Accounts Payable	$ 1,100,000	3,700,000
Unrealized gain (loss) on interest rate swap contracts	2,600,000	(600,000)	$ (2,600,000)
Realized loss on interest rate swap contracts	(1,300,000)	(1,900,000)	$ (1,300,000)
Derivatives Not Accounted for As Hedges [Member] | Cash Flow Hedging [Member]
Derivative [Line Items]
Unrealized gain associated with the forward contracts not designated as a cash flow hedging arrangement	0	900,000
Interest Rate Swap Contracts [Member]
Derivative [Line Items]
Interest rate swap contracts included in Accounts Payable	1,100,000	3,700,000
Interest Rate Swap Contracts [Member] | Derivatives Not Accounted for As Hedges [Member]
Derivative [Line Items]
Notional amount of interest rate swap contracts	100,000,000	100,000,000
Interest rate swap contracts included in Accounts Payable	$ 1,100,000	$ 3,700,000